CONSOLIDATED BALANCE SHEET - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 113,168	$ 36,223
Accounts receivable, net of allowance for doubtful accounts of $3,967 and $5,019, respectively	0	63,593
Other receivables	14,876	14,876
Inventory	660,504	686,922
Other current assets	5,572	2,943
Total current assets	794,120	804,557
NON-CURRENT ASSETS
Property, plant and equipment, net	167,872	142,406
Right-of-use asset, net	912,993	338,304
Intangible property, net	69,488	77,663
Note receivable, net of allowance $1,500,000 and $0, respectively
Deposit	6,500	6,500
Total non-current assets	1,156,853	564,873
Total assets	1,950,973	1,369,430
CURRENT LIABILITIES
Accounts payable	208,599	23,438
Amounts owed to customers	10,508
Credit card payables	19,469	5,364
Current note payable - related party	12,000	12,000
Current lease liability	149,407	71,032
Convertible debt	900,000
Derivative liability	361,152
Accrued compensation	257,500
Accrued stock compensation	1,386,497	1,386,500
Accrued liabilities	81,624	17,312
Total current liabilities	3,386,756	1,515,646
NON-CURRENT LIABILITIES
Line of credit	398,470	398,470
Line of credit - related party	1,495,151	1,092,151
Note payable - related party, net of current	56,000	68,000
PPP note payable	95,161
Lease liability, net of current	763,586	286,139
Total liabillities	6,195,124	3,360,406
COMMITMENTS AND CONTINGENCIES (NOTE 13)
STOCKHOLDERS' DEFICIT
Common Stock, $.00001 par value, 2,500,000,000 authorized, 786,308,041 and 763,967,603, issued and outstanding, respectively	7,863	7,640
Additional paid-in capital - warrants	281,565
Additional paid-in capital	4,746,447	4,155,775
Accumulated deficit	(9,280,036)	(6,154,441)
Total stockholders' deficit	(4,244,151)	(1,990,976)
Total liabilities and stockholders' deficit	1,950,973	1,369,430
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, value	0	40
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, value	5	5
Series C Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, value	0	0
Series D Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, value	5	5
S and S Beverage [Member]
CURRENT ASSETS
Cash and cash equivalents		30,075
Accounts receivable, net of allowance for doubtful accounts of $3,967 and $5,019, respectively	9,438	81,094
Inventory	240,797	254,996
Total current assets	250,235	366,165
NON-CURRENT ASSETS
Property, plant and equipment, net	12,200	13,168
Total assets	262,435	379,333
CURRENT LIABILITIES
Accounts payable and accrued liabilities	78,782	105,603
Outstanding checks	6,362
Interest payable	11,915
Due to customers	19,667	47,553
Current note payable - related party	801,761	78,760
Total current liabilities	918,487	231,916
NON-CURRENT LIABILITIES
Note payable - related party, net of current		200,000
Total liabillities	918,487	431,916
STOCKHOLDERS' DEFICIT
Common Stock, $.00001 par value, 2,500,000,000 authorized, 786,308,041 and 763,967,603, issued and outstanding, respectively	300,500	300,500
Additional paid-in capital	437,701	412,701
Accumulated deficit	(1,394,253)	(765,784)
Total stockholders' deficit	(656,052)	(52,583)
Total liabilities and stockholders' deficit	$ 262,435	$ 379,333